Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of Condensed Financial Information (Parentheticals) - Parent [Member] - $ / shares	Mar. 31, 2024	Sep. 30, 2023
Schedule of Condensed Financial Information [Line Items]
Preference shares, per value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference share, shares authorized	1,000,000	1,000,000
Preference share, shares issued	0	0
Preference share, shares outstanding	0	0
Class A Ordinary Shares [Member]
Schedule of Condensed Financial Information [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,991,000,000	4,991,000,000
Ordinary shares, shares issued	14,806,250	14,006,250
Ordinary shares, shares outstanding	14,806,250	14,006,250
Class B Ordinary Shares [Member]
Schedule of Condensed Financial Information [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000	8,000,000
Ordinary shares, shares issued	2,000,000	0
Ordinary shares, shares outstanding	2,000,000	0